Sep-23-03 02:22pm From- T-057 P.002/002 F-318

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028346

Cert NYS

1-31802

NYSE

RECD S.E.C.
SEP 2 3 2003
081

September 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 29 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, KINGSWAY FINANCIAL CAPITAL TRUST I, % Trust Preferred Securities and the Preferred Securities Guarantee by Kingsway Financial Services Inc. with respect thereto. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 23, 2003. Tentative listing date – September 24, 2003.

Sincerely,

Janet Madho